PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Property, Plant and Equipment [Abstract]
Fixed Assets		$ 2,158	$ 2,158
Accumulated Depreciation	(1,187)	(1,079)	(647)
Fixed Assets, net	$ 971	$ 1,079	$ 1,511